DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Henan Green [Member] acre	Dec. 31, 2012 Zhengzhou Company [Member] acre	Dec. 31, 2012 Zhengzhou Company [Member] Henan Green [Member]	Feb. 26, 2013 Zhengzhou Company [Member] Henan Green [Member] Subsequent Event [Member]
Business Acquisition [Line Items]
Deposit on acquisition of future land use right	$ 24,076,660	$ 12,710,719	$ 24,076,660			$ 12,840,885
Area of land				6.69	24.94
Ownership percentage	100.00%						100.00%
Business acquisition, assumed obligation						11,235,775
Total purchase consideration							$ 43,630,631